S000050613 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg Long U.S. Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.44%	(2.98%)	3.42%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.01%	(2.36%)	4.16%
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.27%	(2.75%)	3.60%
FlexShares Credit-Scored US Long Corporate Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	(4.68%)	1.60%
FlexShares Credit-Scored US Long Corporate Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	(2.83%)	1.97%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Long Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.